Movements in Equity - Analysis of Other Reserves (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other reserves, beginning balance	£ 2,355	£ 2,061	£ 1,759
Exchange adjustments	20	10	(26)
Transferred to income and expense in the year on disposals			(94)
Transferred to Retained earnings in the year on disposal of equity investments	(207)	5
Net fair value movement in the year	1,117	263	157
Ordinary shares acquired by ESOP Trusts	(609)	(328)
Write-down of shares held by ESOP Trusts	529	344	265
Other reserves, ending balance	3,205	2,355	2,061
ESOP trust shares [member]
Other reserves, beginning balance	(135)	(161)	(400)
Exchange adjustments	20	10	(26)
Ordinary shares acquired by ESOP Trusts	(609)	(328)
Write-down of shares held by ESOP Trusts	529	344	265
Other reserves, ending balance	(195)	(135)	(161)
Fair value reserve [member]
Other reserves, beginning balance	409	140	41
Transferred to income and expense in the year on disposals			(94)
Transferred to Retained earnings in the year on disposal of equity investments	(207)	5
Net fair value movement in the year	1,100	264	193
Other reserves, ending balance	1,302	409	140
Cash Flow Hedges Reserve [Member]
Other reserves, beginning balance	(48)	(47)	(11)
Net fair value movement in the year	17	(1)	(36)
Other reserves, ending balance	(31)	(48)	(47)
Other reserves [member]
Other reserves, beginning balance	2,129	2,129	2,129
Other reserves, ending balance	£ 2,129	£ 2,129	£ 2,129